Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Expense (Benefit)

Income tax expense (benefit) consists of the following:

	Current	Deferred	Total
Year ended December 31, 2011:
U.S. federal	$—	$2,963	$2,963
State and local	1,075	1,125	2,200
Foreign	1,847	(387)	1,460

	$2,922	$3,701	$6,623

Year ended December 31, 2010:
U.S. federal	$(1,290)	$(14,174)	$(15,464)
State and local	477	(3,767)	(3,290)
Foreign	1,932	(6,647)	(4,715)

	$1,119	$(24,588)	$(23,469)

Year ended December 31, 2009:
U.S. federal	$(20,062)	$(14,862)	$(34,924)
State and local	1,960	(2,939)	(979)
Foreign	2,121	(2,319)	(198)

	$(15,981)	$(20,120)	$(36,101)

U.S. and Foreign Components of Earnings (Loss) before Income Taxes

The U.S. and foreign components of earnings (loss) before income taxes are as follows:

	2011	2010	2009
U.S.	$16,641	$(59,353)	$(94,371)
Foreign	(1,468)	(4,218)	232

Total	$15,173	$(63,571)	$(94,139)

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of significant differences between the reported amount of income tax expense (benefit) and the expected amount of income tax expense (benefit) that would result from applying the U.S. federal statutory income tax rate of 35 percent to income before taxes is as follows:

	2011	2010	2009
Income tax expense (benefit) at U.S. federal statutory rate	$5,310	$(22,250)	$(32,948)
State and local income taxes, net of federal income tax benefit	958	(4,945)	(636)
Book expenses not deductible for tax purposes	746	662	816
Stock-based compensation	464	518	(3,534)
Amortization of non-deductible goodwill	1	3	6
Undistributed earnings of Canadian subsidiaries (a)	(4,023)	1,083	828
Valuation allowance	382	1,487	(9)
Rate Change (b)	1,743	—	—
Other differences, net	1,042	(27)	(624)

Income tax expense (benefit)	$6,623	$(23,469)	$(36,101)

(a)	In prior periods, the undistributed earnings of our Canadian subsidiaries were not designated as permanently reinvested. As of December 31, 2011, however, management asserts that the undistributed earnings of our Canadian subsidiaries are permanently reinvested. During the current year, we recognized a deferred tax benefit of $4,023, resulting from the release of the December 31, 2010 deferred tax liability.
(b)	In 2011, the “Internal Revenue Code for a New Puerto Rico” was signed into law. Under the enacted legislation, the Puerto Rico corporate income tax rate was lowered from 39% to 30%. As a result, a non-cash charge of $1,743 to income tax expense was recorded for the reduction of the Puerto Rico net deferred tax asset.

Components of Deferred Taxes

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and (liabilities) are presented below:

	2011	2010
Deferred tax assets:
Allowance for doubtful accounts	$2,954	$5,445
Accrued liabilities not deducted for tax purposes	33,583	33,873
Asset retirement obligation	61,565	57,060
Net operating loss carry forwards	148,913	127,866
Tax credit carry forwards	3,724	3,829
Charitable contributions carry forward	469	409
Other	—	516

Gross deferred tax assets	251,208	228,998
Less: valuation allowance	(3,755)	(3,332)

Net deferred tax assets	247,453	225,666

Deferred tax liabilities:
Property, plant and equipment	(36,967)	(16,517)
Intangibles	(291,926)	(281,884)
Undistributed earnings of foreign subsidiaries	—	(4,023)
Investment in partnerships	(1,065)	(1,235)

Gross deferred tax liabilities	(329,958)	(303,659)

Net deferred tax liabilities	$(82,505)	$(77,993)

Classification in the consolidated balance sheets:
Current deferred tax assets	$9,812	$9,241
Current deferred tax liabilities	—	—
Noncurrent deferred tax assets	—	—
Noncurrent deferred tax liabilities	(92,317)	(87,234)

Net deferred tax liabilities	$(82,505)	$(77,993)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Balance as of December 31, 2009	$919
Additions for tax positions related to current year	35
Additions for tax positions related to prior years	—
Reductions for tax positions related to prior years	—
Lapse of statute of limitations	(632)
Settlements	—

Balance as of December 31, 2010	$322
Additions for tax positions related to current year	7
Additions for tax positions related to prior years	—
Reductions for tax positions related to prior years	—
Lapse of statute of limitations	(194)
Settlements	—

Balance as of December 31, 2011	$135

LAMAR MEDIA CORP
Income Tax Expense (Benefit)

Income tax expense (benefit) consists of the following:

	Current	Deferred	Total
Year ended December 31, 2011:
U.S. federal	$—	$3,088	$3,088
State and local	1,075	1,295	2,370
Foreign	1,847	(386)	1,461

	$2,922	$3,997	$6,919

Year ended December 31, 2010:
U.S. federal	$(1,290)	$(14,130)	$(15,420)
State and local	529	(3,607)	(3,078)
Foreign	1,932	(6,647)	(4,715)

	$1,171	$(24,384)	$(23,213)

Year ended December 31, 2009:
U.S. federal	$(19,691)	$(15,292)	$(34,983)
State and local	2,026	(2,991)	(965)
Foreign	2,121	(2,319)	(198)

	$(15,544)	$(20,602)	$(36,146)

U.S. and Foreign Components of Earnings (Loss) before Income Taxes

The U.S. and foreign components of earnings (loss) before income taxes are as follows:

	2011	2010	2009
U.S.	$16,999	$(59,193)	$(92,201)
Foreign	(1,468)	(4,218)	232

Total	$15,531	$(63,411)	$(91,969)

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of significant differences between the reported amount of income tax expense (benefit) and the expected amount of income tax expense (benefit) that would result from applying the U.S. federal statutory income tax rate of 35 percent to income before taxes is as follows:

	2011	2010	2009
Income tax expense (benefit) at U.S. federal statutory rate	$5,436	$(22,193)	$(32,189)
State and local income taxes, net of federal income tax benefit	975	(4,205)	(628)
Book expenses not deductible for tax purposes	746	662	816
Stock-based compensation	464	518	(3,534)
Amortization of non-deductible goodwill	1	3	1
Undistributed earnings of Canadian subsidiaries (a)	(4,023)	1,083	828
Valuation allowance	382	942	(9)
Rate Change (b)	1,743	—	—
Other differences, net	1,195	(23)	(1,431)

Income tax expense (benefit)	$6,919	$(23,213)	$(36,146)

(a)	In prior periods, we have not designated the undistributed earnings of our Canadian subsidiaries as permanently reinvested. As of December 31, 2011, however, management asserts that the undistributed earnings of our Canadian subsidiaries are permanently reinvested. During the current year, we recognized a deferred tax benefit of $4,023, resulting from the release of the December 31, 2010 deferred tax liability.
(b)	During the current year, the “Internal Revenue Code for a New Puerto Rico” was signed into law. Under the enacted legislation, the Puerto Rico corporate income tax rate was lowered from 39% to 30%. As a result, $1,743 of income tax expense was recorded for the Puerto Rico tax rate change.

Components of Deferred Taxes

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and (liabilities) are presented below:

	2011	2010
Deferred tax assets:
Allowance for doubtful accounts	$2,954	$5,445
Accrued liabilities not deducted for tax purposes	33,583	33,873
Asset retirement obligation	61,565	57,060
Net operating loss carry forwards	99,811	79,061
Tax credit carry forwards	18,496	18,600
Charitable contributions carry forward	469	409
Other	—	516

Gross deferred tax assets	216,878	194,964
Less: valuation allowance	(3,205)	(2,785)

Net deferred tax assets	213,673	192,179

Deferred tax liabilities:
Property, plant and equipment	(36,967)	(16,517)
Intangibles	(291,291)	(281,246)
Undistributed earnings of foreign subsidiaries	—	(4,023)
Investment in partnerships	(1,065)	(1,235)

Gross deferred tax liabilities	(329,323)	(303,021)

Net deferred tax liabilities	$(115,650)	$(110,842)

Classification in the consolidated balance sheets:
Current deferred tax assets	$9,812	$9,241
Current deferred tax liabilities	—	—
Noncurrent deferred tax assets	—	—
Noncurrent deferred tax liabilities	(125,462)	(120,083)

Net deferred tax liabilities	$(115,650)	$(110,842)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Balance as of December 31, 2009	$919
Additions for tax positions related to current year	35
Additions for tax positions related to prior years	—
Reductions for tax positions related to prior years	—
Lapse of statute of limitations	(632)
Settlements	—

Balance as of December 31, 2010	$322
Additions for tax positions related to current year	7
Additions for tax positions related to prior years	—
Reductions for tax positions related to prior years	—
Lapse of statute of limitations	(194)
Settlements	—

Balance as of December 31, 2011	$135